Leasing (Tables) - TALENTEC SDN. BHD. [Member]	12 Months Ended
Jul. 31, 2025
Schedule of Operating Leases

Balances for the operating leases are presented as follows within the consolidated balance sheets:

	As of July 31,
	2024	2025
Right-of-use asset	$-	$151,642

Lease liability - current	-	63,817
Lease liability– non-current	-	87,825
Total lease liability	$-	$151,642

Weighted-average remaining lease term and discount rate are as follows:

	As of July 31,
	2024	2025
Weighted-average remaining lease term (years)	0.25	2.25
Weighted-average discount rate	8.56%	8.56%

Schedule of Maturities of the Group’s Lease Liabilities

As of July 31, 2025, the maturities of the Group’s lease liability are as follows:

Year ending July 31, 2026	74,338
Year ending July 31, 2027	74,338
Year ending July 31, 2028	18,585
Total minimum lease payment	167,261
Less: interest	(15,618)
Present value of lease obligation	$151,642